Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	60 Months Ended	104 Months Ended	120 Months Ended
	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024
C000162155
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Value Line Small Cap Opportunities Fund Inc.-Institutional Class
C000020634
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Value Line Small Cap Opportunities Fund Inc.-Investor Class
Without Sales Load [Member] | C000162155
Average Annual Return [Line Items]
Average Annual Return, Percent		13.78%	10.11%	10.86%
Without Sales Load [Member] | C000020634
Average Annual Return [Line Items]
Average Annual Return, Percent		13.49%	9.84%		10.07%
VALUELINE INDEX: RUSSELL 2000® INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent		10.06%	6.94%	8.24%
VALUELINE INDEX: RUSSELL 2000® INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent		10.06%	6.94%		7.00%